Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 126,833	$ 23,442	$ 479,331	$ 101,995	$ 172,661	$ 439,640
Cost of goods sold	67,194	6,442	84,272	10,009	343,889	86,888
Gross profit	59,639	17,000	395,059	91,986	(171,228)	352,752
Operating expenses:
General and administrative	824,204	246,216	1,441,935	557,575	3,588,548	742,041
Research and development	181,641	152,467	575,505	273,313	759,967	837,453
Sales and marketing	770,247	730,620	1,452,996	1,124,586	2,524,930	449,936
Acquisition and integration	534,290	323,562	911,627	865,802
Depreciation and amortization	5,101		5,101
Total operating expenses	2,315,483	1,452,865	4,387,164	2,821,276	6,873,445	2,029,430
Loss from operations	(2,255,844)	(1,435,865)	(3,992,105)	(2,729,290)	(7,044,673)	(1,676,678)
Other expenses:
Interest expense	(168,763)		(328,763)
Change in fair value of SAFE notes	(17,980,118)	(660,755)	(17,368,415)	(13,462,710)	14,492,176	263,239
Transaction costs	(2,726,183)		(2,726,183)
Loss from extinguishment of debt	(5,728,295)		(5,728,295)
Total other expenses, net	(26,603,359)	(660,755)	(26,151,656)	(13,462,710)
Loss before income taxes	(28,859,203)	(2,096,620)	(30,143,761)	(16,192,000)	(21,536,849)	(1,939,917)
Provision for income taxes					581
Net loss	$ (28,859,203)	$ (2,096,620)	$ (30,143,761)	$ (16,192,000)	$ (21,537,430)	$ (1,939,917)
Net loss per share
Net loss per share basic (in Dollars per share)	$ (2)	$ (0.17)	$ (2.26)	$ (1.35)	$ (0.2)	$ (0.02)
Net loss per share diluted (in Dollars per share)	$ (2)	$ (0.17)	$ (2.26)	$ (1.35)	$ (0.2)	$ (0.02)
Weighted average number of shares
Weighted average number of shares basic (in Shares)	14,414,464	12,111,507	13,318,679	12,036,939	108,203,788	95,983,188
Weighted average number of shares diluted (in Shares)	14,414,464	12,111,507	13,318,679	12,036,939	108,203,788	95,983,188